Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
State tax, including sale of New Jersey losses and credits	$ 3,000	$ (725,969)
Foreign tax provision	100,000	535,858
Income tax expense (benefit)	$ 103,000	$ (190,111)